UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  200 Greenwich Avenue
          Greenwich, Connecticut 06830


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Greenwich, Connecticut         May 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             110

Form 13F Information Table Value Total:             $2,043,115
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number         Name

1.         028-13236                    Southport Energy Plus Partners, L.P.

2.         028-13524                    Southport Energy Plus Master Fund, L.P.



                                                    FORM 13F INFORMATION TABLE
                                                        March 31, 2011



COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7   COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE    SHARED NONE
--------------                --------------    -----        --------  -------   --- ----  ----------      ----  ----    ------ ----
ACTIVE POWER INC              COM               00504W100      6,852   2,322,800 SH        SHARED-DEFINED  1     2,322,800
ACTIVE POWER INC              COM               00504W100      6,693   2,268,668 SH        SHARED-DEFINED  2     2,268,668
ALPHA NATURAL RESOURCES INC   COM               02076X102     33,669     567,100 SH        SHARED-DEFINED  1       567,100
ALPHA NATURAL RESOURCES INC   COM               02076X102     32,891     554,000 SH        SHARED-DEFINED  2       554,000
ARCH COAL INC                 COM               039380100     21,710     602,400 SH        SHARED-DEFINED  1       602,400
ARCH COAL INC                 COM               039380100     21,202     588,300 SH        SHARED-DEFINED  2       588,300
BABCOCK & WILCOX CO NEW       COM               05615F102      1,631      48,853 SH        SHARED-DEFINED  1        48,853
BABCOCK & WILCOX CO NEW       COM               05615F102      1,591      47,670 SH        SHARED-DEFINED  2        47,670
BAKER HUGHES INC              COM               057224107     52,003     708,200 SH        SHARED-DEFINED  1       708,200
BAKER HUGHES INC              COM               057224107     50,799     691,800 SH        SHARED-DEFINED  2       691,800
BASIC ENERGY SVCS INC NEW     COM               06985P100      4,836     189,572 SH        SHARED-DEFINED  1       189,572
BASIC ENERGY SVCS INC NEW     COM               06985P100      4,712     184,700 SH        SHARED-DEFINED  2       184,700
BRIGHAM EXPLORATION CO        COM               109178103     11,816     317,800 SH        SHARED-DEFINED  1       317,800
BRIGHAM EXPLORATION CO        COM               109178103     11,541     310,400 SH        SHARED-DEFINED  2       310,400
CALGON CARBON CORP            COM               129603106      1,434      90,300     CALL  SHARED-DEFINED  1        90,300
CALGON CARBON CORP            COM               129603106      1,397      88,000     CALL  SHARED-DEFINED  2        88,000
CAMERON INTERNATIONAL CORP    COM               13342B105     37,559     657,781 SH        SHARED-DEFINED  1       657,781
CAMERON INTERNATIONAL CORP    COM               13342B105     36,687     642,500 SH        SHARED-DEFINED  2       642,500
CHESAPEAKE ENERGY CORP        COM               165167107     33,922   1,012,000 SH        SHARED-DEFINED  1     1,012,000
CHESAPEAKE ENERGY CORP        COM               165167107     33,118     988,000 SH        SHARED-DEFINED  2       988,000
CHINA MING YANG WIND PWR GRO  SPONSORED ADR     16951C108      5,364     520,300 SH        SHARED-DEFINED  1       520,300
CHINA MING YANG WIND PWR GRO  SPONSORED ADR     16951C108      5,240     508,200 SH        SHARED-DEFINED  2       508,200
CMS ENERGY CORP               COM               125896100        310      15,800 SH        SHARED-DEFINED  1        15,800
CMS ENERGY CORP               COM               125896100        304      15,500 SH        SHARED-DEFINED  2        15,500
CONCHO RES INC                COM               20605P101     19,003     177,100 SH        SHARED-DEFINED  1       177,100
CONCHO RES INC                COM               20605P101     18,552     172,900 SH        SHARED-DEFINED  2       172,900
DENBURY RES INC               COM NEW           247916208      6,451     264,400 SH        SHARED-DEFINED  1       264,400
DENBURY RES INC               COM NEW           247916208      6,300     258,200 SH        SHARED-DEFINED  2       258,200
DEVON ENERGY CORP NEW         COM               25179M103      9,397     102,400 SH        SHARED-DEFINED  1       102,400
DEVON ENERGY CORP NEW         COM               25179M103      9,186     100,100 SH        SHARED-DEFINED  2       100,100
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140      5,303     155,500 SH        SHARED-DEFINED  1       155,500
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140      5,180     151,900 SH        SHARED-DEFINED  2       151,900
ENERGYSOLUTIONS INC           COM               292756202     17,156   2,878,508 SH        SHARED-DEFINED  1     2,878,508
ENERGYSOLUTIONS INC           COM               292756202     16,754   2,811,100 SH        SHARED-DEFINED  2     2,811,100
ENSCO PLC                     SPONSORED ADR     29358Q109     20,493     354,300 SH        SHARED-DEFINED  1       354,300
ENSCO PLC                     SPONSORED ADR     29358Q109     19,995     345,700 SH        SHARED-DEFINED  2       345,700
FOREST OIL CORP               COM PAR $0.01     346091705     25,505     674,200 SH        SHARED-DEFINED  1       674,200
FOREST OIL CORP               COM PAR $0.01     346091705     24,915     658,600 SH        SHARED-DEFINED  2       658,600
FRONTIER OIL CORP             COM               35914P105     17,073     582,300 SH        SHARED-DEFINED  1       582,300
FRONTIER OIL CORP             COM               35914P105     16,645     567,700 SH        SHARED-DEFINED  2       567,700
FUELCELL ENERGY INC           COM               35952H106      1,339     625,811 SH        SHARED-DEFINED  1       625,811
FUELCELL ENERGY INC           COM               35952H106      1,308     611,188 SH        SHARED-DEFINED  2       611,188
GLOBAL INDS LTD               COM               379336100      1,486     151,800 SH        SHARED-DEFINED  1       151,800
GLOBAL INDS LTD               COM               379336100      1,451     148,200 SH        SHARED-DEFINED  2       148,200
GOODRICH PETE CORP            COM NEW           382410405     12,370     556,700 SH        SHARED-DEFINED  1       556,700
GOODRICH PETE CORP            COM NEW           382410405     12,081     543,700 SH        SHARED-DEFINED  2       543,700
HALLIBURTON CO                COM               406216101     46,556     934,100 SH        SHARED-DEFINED  1       934,100
HALLIBURTON CO                COM               406216101     45,469     912,300 SH        SHARED-DEFINED  2       912,300
HESS CORP                     COM               42809H107     25,580     300,200 SH        SHARED-DEFINED  1       300,200
HESS CORP                     COM               42809H107     24,984     293,200 SH        SHARED-DEFINED  2       293,200
INTERNATIONAL COAL GRP INC N  COM               45928H106     14,291   1,264,700 SH        SHARED-DEFINED  1     1,264,700
INTERNATIONAL COAL GRP INC N  COM               45928H106     13,959   1,235,300 SH        SHARED-DEFINED  2     1,235,300
ISHARES TR                    MSCI EMERG MKT    464287234     30,821     633,000     PUT   SHARED-DEFINED  1       633,000
ISHARES TR                    MSCI EMERG MKT    464287234     30,042     617,000     PUT   SHARED-DEFINED  2       617,000
MASSEY ENERGY COMPANY         COM               576206106     15,559     227,600 SH        SHARED-DEFINED  1       227,600
MASSEY ENERGY COMPANY         COM               576206106     15,203     222,400 SH        SHARED-DEFINED  2       222,400
MCDERMOTT INTL INC            COM               580037109        274      10,806 SH        SHARED-DEFINED  1        10,806
MCDERMOTT INTL INC            COM               580037109        268      10,540 SH        SHARED-DEFINED  2        10,540
NABORS INDUSTRIES LTD         SHS               G6359F103     19,364     637,400 SH        SHARED-DEFINED  1       637,400
NABORS INDUSTRIES LTD         SHS               G6359F103     18,915     622,600 SH        SHARED-DEFINED  2       622,600
NATIONAL OILWELL VARCO INC    COM               637071101     18,589     234,500 SH        SHARED-DEFINED  1       234,500
NATIONAL OILWELL VARCO INC    COM               637071101     18,161     229,100 SH        SHARED-DEFINED  2       229,100
NEWFIELD EXPL CO              COM               651290108     25,965     341,600 SH        SHARED-DEFINED  1       341,600
NEWFIELD EXPL CO              COM               651290108     25,342     333,400 SH        SHARED-DEFINED  2       333,400
NEXEN INC                     COM               65334H102     32,234   1,293,500 SH        SHARED-DEFINED  1     1,293,500
NEXEN INC                     COM               65334H102     31,462   1,262,500 SH        SHARED-DEFINED  2     1,262,500
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103      3,951      86,600 SH        SHARED-DEFINED  1        86,600
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103      3,850      84,400 SH        SHARED-DEFINED  2        84,400
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106    124,831     759,500     PUT   SHARED-DEFINED  1       759,500
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106    121,709     740,500     PUT   SHARED-DEFINED  2       740,500
OIL STS INTL INC              COM               678026105      5,231      68,700 SH        SHARED-DEFINED  1        68,700
OIL STS INTL INC              COM               678026105      5,109      67,095 SH        SHARED-DEFINED  2        67,095
PATRIOT COAL CORP             COM               70336T104     34,367   1,330,500 SH        SHARED-DEFINED  1     1,330,500
PATRIOT COAL CORP             COM               70336T104     33,566   1,299,500 SH        SHARED-DEFINED  2     1,299,500
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408      8,183     202,400 SH        SHARED-DEFINED  1       202,400
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408      7,989     197,600 SH        SHARED-DEFINED  2       197,600
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408     57,532   1,423,000     CALL  SHARED-DEFINED  1     1,423,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408     55,672   1,377,000     CALL  SHARED-DEFINED  2     1,377,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     17,054     455,500 SH        SHARED-DEFINED  1       455,500
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     16,642     444,500 SH        SHARED-DEFINED  2       444,500
QEP RES INC                   COM               74733V100     15,389     379,600 SH        SHARED-DEFINED  1       379,600
QEP RES INC                   COM               74733V100     15,016     370,400 SH        SHARED-DEFINED  2       370,400
ROWAN COS INC                 COM               779382100     15,532     351,565 SH        SHARED-DEFINED  1       351,565
ROWAN COS INC                 COM               779382100     15,145     342,800 SH        SHARED-DEFINED  2       342,800
SANDRIDGE ENERGY INC          COM               80007P307     59,813   4,672,900 SH        SHARED-DEFINED  1     4,672,900
SANDRIDGE ENERGY INC          COM               80007P307     58,423   4,564,300 SH        SHARED-DEFINED  2     4,564,300
SCHLUMBERGER LTD              COM               806857108     41,874     449,000 SH        SHARED-DEFINED  1       449,000
SCHLUMBERGER LTD              COM               806857108     40,904     438,600 SH        SHARED-DEFINED  2       438,600
SPDR GOLD TRUST               GOLD SHS          78463V107      3,538      25,300 SH        SHARED-DEFINED  1        25,300
SPDR GOLD TRUST               GOLD SHS          78463V107      3,455      24,700 SH        SHARED-DEFINED  2        24,700
SUNPOWER CORP                 DBCV  4.750% 4/1  867652AC3      3,421   3,282,000 PRN       SHARED-DEFINED  1     3,282,000
SUNPOWER CORP                 DBCV  4.750% 4/1  867652AC3      2,616   2,509,000 PRN       SHARED-DEFINED  2     2,509,000
STONE ENERGY CORP             COM               861642106     13,518     405,100 SH        SHARED-DEFINED  1       405,100
STONE ENERGY CORP             COM               861642106     13,178     394,900 SH        SHARED-DEFINED  2       394,900
TENARIS S A                   SPONSORED ADR     88031M109      2,503      50,600 SH        SHARED-DEFINED  1        50,600
TENARIS S A                   SPONSORED ADR     88031M109      2,443      49,400 SH        SHARED-DEFINED  2        49,400
TENARIS S A                   SPONSORED ADR     88031M109     12,523     253,200     CALL  SHARED-DEFINED  1       253,200
TENARIS S A                   SPONSORED ADR     88031M109     12,207     246,800     CALL  SHARED-DEFINED  2       246,800
TESORO CORP                   COM               881609101        113       4,200 SH        SHARED-DEFINED  1         4,200
TESORO CORP                   COM               881609101        111       4,143 SH        SHARED-DEFINED  2         4,143
UNIT CORP                     COM               909218109      8,515     137,456 SH        SHARED-DEFINED  1       137,456
UNIT CORP                     COM               909218109      8,320     134,300 SH        SHARED-DEFINED  2       134,300
VALERO ENERGY CORP NEW        COM               91913Y100     15,605     523,300 SH        SHARED-DEFINED  1       523,300
VALERO ENERGY CORP NEW        COM               91913Y100     15,223     510,500 SH        SHARED-DEFINED  2       510,500
WALTER ENERGY INC             COM               93317Q105      5,498      40,600 SH        SHARED-DEFINED  1        40,600
WALTER ENERGY INC             COM               93317Q105      5,377      39,700 SH        SHARED-DEFINED  2        39,700
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103      8,728     386,200 SH        SHARED-DEFINED  1       386,200
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103      8,522     377,100 SH        SHARED-DEFINED  2       377,100
WILLBROS GROUP INC DEL        COM               969203108        838      76,700 SH        SHARED-DEFINED  1        76,700
WILLBROS GROUP INC DEL        COM               969203108        819      75,000 SH        SHARED-DEFINED  2        75,000

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